Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated liabilities
Schedule of subordinated liabilities

	2022	2021
	£m	£m
Dated loan capital	5,968	8,051
Undated loan capital	173	259
Preference shares	119	119
	6,260	8,429

Schedule of issuances and redemptions

		First call	Maturity	Capital	2022	2021
Dated loan capital		date	date	treatment	£m	£m
Natwest Group plc
$2,250 million	6.13% notes	—	Dec-22	Tier 2	—	986
$2,250 million	5.13% notes	—	May-24	Tier 2	706	956
$2,000 million	6.00% notes	—	Dec-23	Tier 2	536	1,073
£1,000 million	3.622% notes	Aug-25	Aug-30	Tier 2	964	995
£1,000 million	2.105% notes	Aug-26	Nov-31	Tier 2	1,001	999
$1,000 million	6.10% notes	—	Jun-23	Tier 2	126	354
$850 million	3.032% notes	Nov-30	Nov-35	Tier 2	555	584
€750 million	1.043% notes	Jun-27	Sep-32	Tier 2	665	630
$750 million	3.754% notes	Nov-24	Nov-29	Tier 2	626	558
£650 million	7.416% notes	Mar-28	Jun-33	Tier 2	641	—
$650 million	6.425% notes	Jan-34	Jan-43	Not applicable	—	554
					5,820	7,689

Other subsidiaries
$650 million	6.3% notes	Jan-34	Dec-43	Not applicable	—	39
€300 million	Floating rate notes	—	Jun-22	Tier 2	—	252
€170 million	Floating rate notes	—	Feb-41	Not applicable	223	331
$150 million	7.125% notes	—	Oct-93	Not applicable	18	113
€145.6 million	Floating rate notes	—	Apr-23	Tier 2	122	119
$136 million	7.75% notes	—	May-23	Not applicable	83	104
					6,266	8,647

Undated loan capital
Natwest Group plc
$762 million	7.648% notes	Sep-31	—	Not applicable	—	51

Other subsidiaries
£16 million	5.63% notes	Sep-26	—	Not applicable	18	20
£19 million	5.63% notes	Jun-32	—	Tier 2	—	1
£21 million	6.2% notes	Mar-22	—	Tier 2	—	22
£31 million	7.38% notes	—	—	Not applicable	2	1
£53 million	7.125% notes	Oct-22	—	Not applicable	—	56
€31 million	11.375% notes	—	—	Tier 2	48	45
£35 million	11.5% notes	Dec-22	—	Not applicable	72	31
£11 million	11.75% notes	—	—	Tier 2	25	24
£1.1 million	SONIA + 2.8266% notes	—	—	Tier 2	2	2
£4.9 million	2.5% fixed notes	—	—	Not applicable	6	6
					173	259

Preference shares
Other subsidiaries
£140 million	Non-cumulative preference shares of £1	—	—	Not applicable	119	119
					119	119

Fair Value Hedging					(298)	(596)
					6,260	8,429